Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 99	$ 96
Share-based compensation expense	5	7
Net benefit on options exercised	(2)	(4)
Balance, end of year	$ 102	$ 99